PROSPECTUS-- MAY 1, 2001


INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT -- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------
PENNANT
PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This prospectus describes an individual variable and fixed annuity contract offered by The Penn Insurance and Annuity Company ("PIA" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and PIA. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page).
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%.
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.
o allows you to choose to receive your annuity payments over different periods of time, including over your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS OF UP TO 6%. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT.

FOR CONTRACTS SOLD IN SOME STATES, NOT ALL FUNDS OR FIXED INTEREST OPTIONS ARE AVAILABLE. ALSO, IN SOME STATES THE NUMBER OF YEARS DURING WHICH PURCHASE PAYMENTS MAY BE MADE TO THE COMPANY IS LIMITED.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through PIA Variable Annuity Account I (the "Separate Account").

--------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                          MANAGER
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, LLC
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA Inc.
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                       MANAGER
         Balanced Portfolio                                      Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
         Equity-Income Portfolio                                 Fidelity Management & Research Company
         Growth Portfolio                                        Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II        MANAGER
         Asset Manager Portfolio                                 Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MANAGER
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
--------------------------------------------------------------------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

Under the fixed component of the Contract, you may direct us to invest in one or more options in our fixed interest account.

PROSPECTUS CONTENTS
-------------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5

-------------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6

-------------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................8

-------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................9

-------------------------------------------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY.........................................................................15

-------------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT...........................................................................................15
         Accumulation Units - Valuation........................................................................16
         Voting Instructions...................................................................................16
         Investment Options in the Separate Account........................................................... 16
                  Penn Series Funds, Inc. .....................................................................16
                  Neuberger Berman Advisers Management Trust...................................................18
                  Fidelity Investments' Variable Insurance Products Fund.......................................18
                  Fidelity Investments' Variable Insurance Products Fund II....................................18
                  Morgan Stanley's The Universal Institutional Funds, Inc. ....................................18
-------------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT.....................................................................................19

-------------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................19
         How Do I Purchase a Contract?.........................................................................20
         What Types of Annuity Payments May I Choose?..........................................................20
                  Variable Annuity Payments....................................................................20
                  Fixed Annuity Payments.......................................................................20
                  Other Information............................................................................21
         What Are the Death Benefits Under My Contract?........................................................21
                  Enhanced Death Benefit.......................................................................21
                  Choosing a Lump Sum or Annuity...............................................................21
         May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?...............................22
                  Before the Annuity Date......................................................................22
                  After the Annuity Date.......................................................................22
                  General Rules................................................................................22
                  Dollar Cost Averaging........................................................................22
                  Automatic Rebalancing........................................................................23
         May I Withdraw Any of My Money?.......................................................................23
                  Systematic Withdrawals.......................................................................23
                  403(b) Withdrawals...........................................................................24
         Deferment of Payments and Transfers...................................................................24
         What Charges Do I Pay?................................................................................24
                  Administration Charges.......................................................................24
                  Mortality and Expense Risk Charge............................................................24
                  Contingent Deferred Sales Charge.............................................................25
                  Free Withdrawals.............................................................................25
                  Premium Taxes................................................................................26

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................26

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS..............................................................26
         General Information...................................................................................26
         Loans Under Section 403(b) Contracts..................................................................27

-------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................28
         Withdrawals and Death Benefits........................................................................28
         Annuity Payments......................................................................................28
         Early Withdrawals.....................................................................................28
         Transfers.............................................................................................28
         Separate Account Diversification......................................................................28
         Qualified Plans.......................................................................................29

-------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................29

-------------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................30

-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

As used in this prospectus, the following terms have the indicated meanings:

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Insurance and Annuity Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT: The person during whose life annuity payments are made.

         ANNUITY DATE: The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

         CONTRACT OWNER: The person named in the Contract as the Contract Owner.

         CONTRACT VALUE: The sum of the Variable Account Value and the fixed interest account value.

         FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all options in the fixed interest account.

         SEPARATE ACCOUNT: PIA Variable Annuity Account I, a separate account of The Penn Insurance and Annuity Company, that is registered as a unit investment trust under the Investment Company Act of 1940.

         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         WE OR US: "we" or "us" means The Penn Insurance and Annuity Company, also referred to in this Prospectus as PIA or the Company.

         YOU: "you" means the Contract Owner or prospective Contract Owner.

-------------------------------------------------------------------------------------------------------------------
EXPENSES

-------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments..................................................................... None
Maximum Contingent Deferred Sales Charge.......................................6% of purchase payments withdrawn*
Exchange Fee.................................................................................................None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE...............................................................$30**
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge...........................................................................1.25%
Contract Administration Charge............................................................................. 0.15%
                                                                                                            ----
Total Separate Account Annual Expenses......................................................................1.40%

* See WHAT CHARGES DO I PAY? in this Prospectus for information on the decline in the charge over time and free withdrawals.

** You pay $30 or 2% of your Variable Account Value, whichever is less. You do not pay this charge if your Contract Value is more than $50,000.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                   ADMINISTRATIVE
                                 MANAGEMENT        AND CORPORATE
                                    FEES            SERVICE FEES                                      TOTAL
                               (AFTER WAIVER,      (AFTER WAIVER,     ACCOUNTING       OTHER          FUND
                                   IF ANY)            IF ANY)            FEES         EXPENSES      EXPENSES
                                   ------             ------          ----------      --------      --------
Money Market.................       0.26%              0.15%             0.08%          0.09%         0.58%
Limited Maturity Bond........       0.30%              0.15%             0.09%          0.17%         0.71%
Quality Bond.................       0.37%              0.15%             0.08%          0.08%         0.68%
High Yield Bond..............       0.50%              0.13%             0.08%          0.16%        0.87%(1)
Flexibly Managed.............       0.57%              0.15%             0.05%          0.06%         0.83%
Growth Equity................       0.57%              0.15%             0.06%          0.06%         0.84%
Large Cap Value..............       0.57%              0.15%             0.06%          0.06%         0.84%
Index 500....................       0.07%              0.03%             0.06%          0.09%        0.25%(2)
Mid Cap Growth...............       0.70%              0.08%             0.08%          0.14%        1.00%(3)
Mid Cap Value...............        0.55%              0.15%             0.08%          0.12%          0.90%
Emerging Growth..............       0.72%              0.15%             0.06%          0.08%         1.01%
Small Cap Value..............       0.75%              0.15%             0.08%          0.07%        1.05%(4)
International Equity.........       0.82%              0.15%             0.07%          0.12%         1.16%

----------------------
The expenses are for the fiscal year ended December 31, 2000.
(1) Had fees not been waived by the investment adviser and administrator of the fund, total expenses would have been 0.91%.
(2) Had fees not been waived by the administrator of the fund, total expenses would have been 0.37%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.
(3) Had fees not been waived by the administrator of the fund, total expenses woud have been 1.07%
(4) Had fees not been waived by the investment adviser and the administrator, total epenses would have been 1.09%.

--------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT,
                                                                     ADVISORY AND
                                                                    ADMINISTRATION       OTHER        TOTAL FUND
                                                                         FEES           EXPENSES       EXPENSES
                                                                    --------------      --------      ----------
Balanced...........................................................      0.85%           0.14%           0.99%

----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT             OTHER       TOTAL FUND
                                                                       FEE               EXPENSES      EXPENSES
                                                                   ----------            --------     ----------
Equity-Income..............................................           0.48%                0.08%         0.56%
Growth.....................................................           0.57%                0.08%         0.65%

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.55% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT            OTHER          TOTAL FUND
                                                                      FEE               EXPENSES         EXPENSES
                                                                   ----------           --------        ----------
Asset Manager................................................        0.53%                0.08%            0.61%

----------------------
(a)      These expenses are for the last fiscal year.

--------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                  MANAGEMENT             OTHER          TOTAL FUND
                                                                     FEE                EXPENSES         EXPENSES
                                                                  ----------            --------        ----------
Emerging Markets Equity (International)......................        1.09%                0.66%          1.75% (b)

----------------------
(a)      These expenses are for the last fiscal year.
(b) Had 0.16% in fees as a percentage of portfolio average net assets not been waived by the administrator of the fund and 0.05% in fees as a percentage of portfolio net assets not been waived by the investment adviser, total expenses wold have been 1.96%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.

--------------------------------------------------------------------------------

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

         The following examples show the total expenses that you would pay on each $1,000 invested.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you make a single purchase payment and surrender your Contract after the number of years shown:

                                                                        ONE        THREE      FIVE         TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $73       $100        $128       $232
Penn Series Limited Maturity Bond Fund...............................    $74       $104        $134       $246
Penn Series Quality Bond Fund........................................    $74       $103        $133       $242
Penn Series High Yield Bond Fund.....................................    $76       $109        $142       $262
Penn Series Flexibly Managed Fund....................................    $75       $108        $140       $258
Penn Series Growth Equity Fund.......................................    $76       $108        $141       $259
Penn Series Large Cap Value Fund.....................................    $76       $108        $141       $259
Penn Series Index 500 Fund...........................................    $70        $91        $111       $197
Penn Series Mid Cap Growth Fund......................................    $77       $113        $149       $275
Penn Series Mid Cap Value Fund.......................................    $76       $110        $144       $265
Penn Series Emerging Growth Fund.....................................    $77       $113        $149       $276
Penn Series Small Cap Value Fund.....................................    $78       $114        $151       $280
Penn Series International Equity Fund................................    $79       $117        $156       $290
Neuberger Berman Balanced Portfolio..................................    $77       $112        $148       $274
Fidelity's Equity-Income Portfolio...................................    $73       $100        $126       $229
Fidelity's Growth Portfolio..........................................    $74       $102        $131       $238
Fidelity's Asset Manager Portfolio...................................    $73       $101        $129       $235
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $84       $134        $184       $346

You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:

                                                                        ONE        THREE       FIVE        TEN
                                                                        YEAR       YEARS       YEARS       YEARS
                                                                        ----       -----       -----       -----
Penn Series Money Market Fund........................................    $20        $63         $108       $232
Penn Series Limited Maturity Bond Fund...............................    $22        $67         $114       $246
Penn Series Quality Bond Fund........................................    $21        $66         $113       $242

                                                                        ONE        THREE       FIVE        TEN
                                                                        YEAR       YEARS       YEARS       YEARS
                                                                        ----       -----       -----       -----

Penn Series High Yield Bond Fund.....................................    $23        $72         $123       $262
Penn Series Flexibly Managed Fund....................................    $23        $70         $121       $258
Penn Series Growth Equity Fund.......................................    $23        $71         $121       $259
Penn Series Large Cap Value Fund.....................................    $23        $71         $121       $259
Penn Series Index 500 Fund...........................................    $17        $53         $91        $197
Penn Series Mid Cap Growth Fund......................................    $25        $76         $129       $275
Penn Series Mid Cap Value Fund.......................................    $24        $73         $124       $265
Penn Series Emerging Growth Fund.....................................    $25        $76         $130       $276
Penn Series Small Cap Value Fund.....................................    $25        $77         $132       $280
Penn Series International Equity Fund................................    $26        $80         $137       $290
Neuberger Berman Balanced Portfolio..................................    $24        $75         $129       $274
Fidelity's Equity-Income Portfolio...................................    $20        $62         $106       $229
Fidelity's Growth Portfolio..........................................    $21        $65         $111       $238
Fidelity's Asset Manager Portfolio...................................    $21        $64         $109       $235
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $32        $98         $166       $346

----------------------
THESE EXAMPLES ARE BASED UPON FUND DATA FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000.

YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                               YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ............... $  11.831    $  11.461    $  11.066     $ 10.673     $ 10.310    $ 10.000
Accumulation Unit Value,
end of period ..................... $  12.368    $  11.831    $  11.461     $ 11.066     $ 10.673    $ 10.310
Number of Accumulation Units
outstanding, end of period ........ 1,024,742    1,436,416    1,143,557     709,094      609,075     186,641

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of  period...............  $ 13.159     $ 13.344     $ 12.284     $ 11.531     $ 11.229     $10.000
Accumulation Unit Value,
end of period......................  $ 14.533     $ 13.159     $ 13.344     $ 12.284     $ 11.531     $11.229
Number of Accumulation Units
outstanding, end of period.........   599,315      727,944      757,765      432,962      275,302      64,152

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996         1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............  $ 11.922     $ 11.914     $ 11.573     $ 10.995     $ 10.690     $10.000
Accumulation Unit Value,
end of period .....................  $ 12.658     $ 11.922     $ 11.914     $ 11.573     $ 10.995     $10.690
Number of Accumulation Units
outstanding, end of period ........   208,281      261,083      319,947      270,171      214,093      51,495

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

-------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................  $ 14.936     $ 14.530     $ 14.060     $ 12.315     $ 10.967     $10.000
Accumulation Unit Value,
end of period......................  $ 14.184     $ 14.936     $ 14.530     $ 14.060     $ 12.315     $10.967
Number of Accumulation Units
outstanding, end of period.........   630,162      815,877      806,706      596,879      290,291      57,255

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996        1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................ $   16.855   $   15.948   $   15.245   $   13.367   $   11.649   $  10.000
Accumulation Unit Value,
end of period...................... $   20.313   $   16.855   $   15.948   $   15.245   $   13.367     $11.649
Number of Accumulation Units
outstanding, end of period.........  3,667,112    4,769,665    5,522,285    4,704,147    2,989,155     591,562

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,             $ 32.030     $ 24.222     $ 17.339     $ 13.873     $ 11.747    $ 10.000
beginning of period ...............
Accumulation Unit Value,             $ 23.340     $ 32.030     $ 24.222     $ 17.339     $ 13.873    $ 11.747
end of period .....................
Number of Accumulation Units
outstanding, end of period ........   858,521      777,680      569,824      403,911      140,629      13,923

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------
                                      2000         1999         1998         1997        1996          1995(A)
                                  ------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............. $   20.327   $   20.780   $   19.230  $   15.604    $ 12.640     $ 10.000
Accumulation Unit Value,
end of period .................... $   22.577   $   20.327   $   20.780  $   19.230    $ 15.604     $ 12.640
Number of Accumulation Units
outstanding, end of period .......  1,428,715    1,925,809    2,077,252   1,768,950     916,524      177,701

----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------
                                      2000         1999         1998       1997(A)
                                  ---------------------------------------------------
Accumulation Unit Value,
beginning of period .............. $   18.271   $   15.375   $  12.150     $ 10.000
Accumulation Unit Value,
end of period .................... $   16.352   $   18.271   $  15.375     $ 12.150
Number of Accumulation Units
outstanding, end of period .......  1,754,507    1,684,923   1,051,390      352,855

----------------------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996         1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ............... $ 18.057    $  11.130    $  11.536    $  12.092     $ 12.817     $10.000
Accumulation Unit Value,
end of period ..................... $ 16.815    $  18.057    $  11.130    $  11.536     $ 12.092     $12.817
Number of Accumulation Units
outstanding, end of period ........  377,440      229,819      278,560      319,882      314,124      71,869

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------
                                       2000         1999         1998        1997(A)
                                   ----------------------------------------------------
Accumulation Unit Value,
beginning of period ...............  $ 13.490     $ 12.741     $ 12.399     $ 10.000
Accumulation Unit Value,
end of period .....................  $ 16.177     $ 13.490     $ 12.741     $ 12.399
Number of Accumulation Units
outstanding, end of period ........   630,310      727,365      677,892      280,205

-----------------------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------
                                       2000         1999         1998        1997(A)
                                   ----------------------------------------------------
Accumulation Unit Value,
beginning of period ...............  $ 51.877     $ 18.457     $ 13.793     $ 10.000
Accumulation Unit Value,
end of period .....................  $ 36.554     $ 51.877     $ 18.457     $ 13.793
Number of Accumulation Units
outstanding, end of period ........   639,767      515,665      347,843      184,859

-----------------------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------
                                      2000         1999         1998         1997        1996        1995(A)
                                  ------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..............  $ 13.915     $ 14.301     $ 15.966    $ 13.161     $ 11.145      $10.000
Accumulation Unit Value,
end of period ....................  $ 15.605     $ 13.915     $ 14.301    $ 15.966     $ 13.161      $11.145
Number of Accumulation Units
outstanding, end of period .......   652,462      712,259      786,502     673,274      353,352       55,394

----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period .............. $   25.093     $ 17.465     $ 14.902     $ 13.688     $ 11.880     $10.000
Accumulation Unit Value,
end of period .................... $   20.125     $ 25.093     $ 17.465     $ 14.902     $ 13.688     $11.880
Number of Accumulation Units
outstanding, end of period .......  1,090,618      979,901      998,105      880,235      525,885      54,604

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...............  $ 21.078     $ 16.003     $ 14.467     $ 12.282     $ 11.653    $ 10.000
Accumulation Unit Value,
end of period .....................  $ 19.838     $ 21.078     $ 16.003     $ 14.467     $ 12.282    $ 11.653
Number of Accumulation Units
outstanding, end of period.........   523,959      375,371      380,135      299,996      228,709      69,633

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ............... $   20.702    $  19.744   $   17.937   $   14.199   $   12.600   $ 10.000
Accumulation Unit Value,
end of period ..................... $   22.132    $  20.702   $   19.744   $   17.937   $   14.199   $ 12.600
Number of Accumulation Units
outstanding, end of period ........  1,565,423    1,986,847    1,974,265    1,658,212    1,134,707    246,915

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................ $   33.574   $   24.773   $   18.010   $   14.791   $   13.077   $ 10.000
Accumulation Unit Value,
end of period...................... $   29.471   $   33.574   $   24.773   $   18.010   $   14.791   $ 13.077
Number of Accumulation Units
outstanding, end of period.........  1,848,711    1,791,053    1,557,325    1,360,867    1,007,942    223,746

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                       2000         1999         1998         1997         1996       1995(A)
                                   -----------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period................  $ 19.175     $ 17.504     $ 15.428     $ 12.968     $ 11.475     $10.000
Accumulation Unit Value,
end of period......................  $ 18.165     $ 19.175     $ 17.504     $ 15.428     $ 12.968     $11.475
Number of Accumulation Units
outstanding, end of period.........   446,747      462,939      346,777      290,902      196,768      51,476

-----------------------------------
(a) For the period March 1, 1995 (date subaccount was established) through December 31, 1995.

--------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                         YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------
                                        2000         1999         1998        1997(A)
                                   ---------------------------------------------------
Accumulation Unit Value,
beginning of period ...............   $ 12.943     $  6.703     $  8.966     $ 10.000
Accumulation Unit Value,
end of period .....................   $  7.758     $ 12.943     $  6.703     $  8.966
Number of Accumulation Units
outstanding, end of period ........    344,387      235,834      217,260      110,227

-----------------------------------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

         The financial statements of the Separate Account for the year ended December 31, 2000 are included in the statement of additional information referred to on the cover page of this prospectus.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY

         PIA is a Delaware stock life insurance company. It is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a Pennsylvania mutual life insurance company that has been in the life insurance business since 1847. PIA is licensed to sell insurance and annuities in 47 states and the District of Columbia.

         We are located at 600 Dresher Road, Horsham, PA, 19044. Our mailing address is Philadelphia, PA, 19172. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         PIA established PIA VARIABLE ANNUITY ACCOUNT I (the "Separate Account") on July 13, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of PIA do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of PIA.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units at the close of business (4:00 p.m. EST) on each day the New York Stock Exchange (NYSE) is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of business of the NYSE will be valued based on the Accumulation Unit Value computed as of the close of business of the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.

         EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is investment sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT

         Interests in our general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

--------------------------------------------------------------------------------
THE CONTRACT

         A combination variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o one or more options in our Fixed Interest Account. The Fixed Interest Account is guaranteed and funded by PIA through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.

You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;

         o the Funds and/or options in our Fixed Interest Account in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and Fixed Interest Account options;


         o    the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o    the amount and frequency of withdrawals from the Contract Value.

Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date, which may not be earlier than your second Contract anniversary.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         For Contracts sold in Oregon, New Jersey and Washington, you may make purchase payments only during the first three Contract years.

         You may contact us by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment is $5,000 for all non-qualified contracts and $2,000 for individual retirement annuities under Section 408 of the Internal Revenue Code and for tax deferred annuities under Section 403(b) of the Code. For all Contracts, the minimum subsequent purchase payment that will be accepted is $250. We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments. We will accept total purchase payments under your Contract of up to $1 million. Total purchase payments in excess of $1 million require our prior approval.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a set number of years; (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor life annuity; or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         The variable annuity purchase rates assume an annual net investment return of 3%. If the annual net investment return during the annuity payout period is greater than 3%, your annuity payments will increase. If the annual net investment return is less than 3%, your payments will decrease.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION. Unless you tell us otherwise:

         o you or the person you designate will receive a life annuity with payments guaranteed for 10 years. Annuitants with tax deferred annuities under Section 403(b) of the Code and pension or profit sharing plans under Section 401 of the Code will receive a joint and survivor annuity.

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 85th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month and may not be earlier than your second contract anniversary.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If the Contract Owner or the Annuitant dies prior to the Annuity Date, we will pay the Beneficiary the greater of (1) the Contract Value as of the date on which proof of death and any other required information needed to make payment is received at our administrative office; or (2) the sum of the Fixed Interest Account Value on the date the above information is received at our administrative office and the net purchase payments and transfers allocated to the Separate Account (I.E., all purchase payments and transfers to the Separate Account minus all prior withdrawals and transfers made from the Separate Account). We generally pay the death benefit within 7 days after we have sufficient information to make the payment. For a discussion of the tax treatment of a death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


         ENHANCED DEATH BENEFIT. If the Contract Owner dies before the age of 80 and if permitted by state law, an enhanced death benefit will be paid to the Beneficiary, if it is greater than the Contract Value as of the receipt of proof of death and the necessary information to make a death benefit payment. The enhanced death benefit is the sum of: (1) the Fixed Account Value, and (2) the net purchase payments allocated to the Separate Account (as defined in the previous paragraph) plus interest accumulated at an annual interest rate of 5% through the Contract Owner's attained age 69, and interest accumulated at an annual interest rate of 3% for years subsequent to attained age 70.

         If the Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your date of death to choose to receive the death benefit in lump sum or in the form of an annuity.

         o If he or she chooses a lump sum, it must be paid within five years of the date of death (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).

         o If an annuity is selected, payments must commence within one year of the date of death and must be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death, the death benefit will be paid to the Beneficiary in a lump sum.

         If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value from among subaccounts of the Separate Account and a fixed interest option of the fixed interest account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the subaccount or fixed interest account must be at least $250.

         o You may transfer from the fixed interest account only at the completion of the interest period or within 25 days thereafter.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account option must be at least $250.

         o Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions), and all other administrative requirements must be met, to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a flat dollar amount ($100 minimum) transferred monthly or quarterly from one account to other accounts ($50 minimum per account) to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the One Year Fixed Interest Option. You may do this for from 12 to 60 months or until you tell us to change or cancel the dollar cost averaging.

          AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

          Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.

         For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a transfer fee, although we have no present intention of doing so.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is 15% of total purchase payments if less.

         o You may make a partial withdrawal only if the amount remaining in the subaccount is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the One Year Fixed Interest Option and continuing with the other fixed interest options in the order of ascending duration.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed 15% of total purchase payments at the time of the request. The minimum amount of each withdrawal payment is $50.

         Payments can be either a fixed dollar amount or a fixed percentage of purchase payments. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $50,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest. We assess this charge on each Contract anniversary and on any other date that your Variable Account Value is reduced to zero by withdrawal or transfer.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than under dollar cost averaging and automatic rebalancing, we reserve the right to charge a transfer fee, although we have no present intention of doing so.

MORTALITY AND EXPENSE RISK CHARGE

          We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge equal to an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (E.G., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

CONTINGENT DEFERRED SALES CHARGE

          This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

      NUMBER OF FULL CONTRACT YEARS
     ELASPED SINCE PURCHASE PAYMENT                                     APPLICABLE CHARGE
-------------------------------------------------------------------------------------------------
                  0                                                              6%
-------------------------------------------------------------------------------------------------
                  1                                                              6%
-------------------------------------------------------------------------------------------------
                  2                                                              5%
-------------------------------------------------------------------------------------------------
                  3                                                              4%
-------------------------------------------------------------------------------------------------
                  4                                                              3%
-------------------------------------------------------------------------------------------------
                  5                                                              2%
-------------------------------------------------------------------------------------------------
                  6                                                              1%
-------------------------------------------------------------------------------------------------
                  7+                                                             0%
-------------------------------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owner.

         FREE WITHDRAWALS

         SEVEN-YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment which was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

         15% WITHDRAWALS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, 15% of total purchase payments. You may take the 15% free withdrawal on a single sum basis or systematically, but not both. The 15% free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the 15% free withdrawal in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This 15% free withdrawal applies only to the first withdrawal request made in a contract year (after the first contract year) and the amount is not cumulative from year to year.

         MEDICALLY RELATED WITHDRAWAL. Subject to applicable state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, up to the lesser of $500,000 or your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Internal Revenue Code.

         PREMIUM TAXES

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We may also show average annual rates of total return, assuming investment on the inception date of the underlying Funds, other amounts invested at the beginning of the period, and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

         Subject to the laws of your state, you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Account: (1) the One Year Fixed Interest Option; (2) the Three Year Fixed Interest Option; (3) the Five Year Fixed Interest Option; and (4) the Seven Year Fixed Interest Option. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Fixed Interest Option, the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option, we credit interest at an effective annual interest rate declared by us in the month in which the allocation is made. The declared rate of interest will apply through the end of the 12-month, 36-month, 60-month or 84-month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 3%. In addition, we guarantee that the rate credited in the One Year Fixed Interest Option will at least equal the increase in the cost of living as calculated by the Company; the Company uses for this purpose a six-month average of the relative change by month in the Consumer Price Index published by the Bureau of Labor Statistics.

         You may transfer amounts in the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of your Contract. A premature withdrawal charge in an amount specified in the Contract will be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option prior to the expiration of the period for which the interest rate is guaranteed. Amounts not withdrawn or reallocated within 25 days after the end of an interest period are rolled over and treated as a new allocation to the same fixed interest option. The premature withdrawal charge is not applicable to amounts withdrawn to effect an annuity or to meet the minimum distribution requirement under the tax laws. Nor will the premature withdrawal charge be applied to amounts withdrawn due to the death, total disability, or defined medical confinement or terminal illness of the owner or annuitant, as specified in the Contract. In no event will the premature withdrawal charge be greater than the total amount of interest credited to the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in the Company's general account is not feasible.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account generally earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS.

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.


         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:


         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o        withdrawals made on or after age 59 1/2;

         o        on distributions made after death;

         o        withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of the separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), tax deferred annuities qualified under Section 403(b) of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the financial statements of the Company appear in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

-----------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

-----------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.................................................................B-2
         First Variable Annuity Payments..................................................B-2
         Subsequent Variable Annuity Payments.............................................B-2
         Annuity Units....................................................................B-2
         Value of Annuity Units...........................................................B-2
         Net Investment Factor............................................................B-2
         Assumed Interest Rate............................................................B-3
         Valuation Period.................................................................B-3

-----------------------------------------------------------------------------------------------
PERFORMANCE DATA..........................................................................B-3
         Average Annual Total Return......................................................B-3

-----------------------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES.................................................B-8

-----------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.................................................................B-8

-----------------------------------------------------------------------------------------------
CUSTODIAN.................................................................................B-8

-----------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS......................................................................B-8

-----------------------------------------------------------------------------------------------
LEGAL MATTERS.............................................................................B-8

-----------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS......................................................................B-8

-----------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2001
--------------------------------------------------------------------------------


PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY
PHILADELPHIA, PENNSYLVANIA 19172  o  TELEPHONE (800) 523-0650            PENNANT
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for PIA Variable Annuity Account I, dated May 1, 2001. To obtain a prospectus you may write to The Penn Insurance and Annuity Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the prospectus.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
       First Variable Annuity Payments.......................................B-2
       Subsequent Variable Annuity Payments..................................B-2
       Annuity Units.........................................................B-2
       Value of Annuity Units................................................B-2
       Net Investment Factor.................................................B-2
       Assumed Interest Rate.................................................B-3
       Valuation Period......................................................B-3

--------------------------------------------------------------------------------

PERFORMANCE DATA.............................................................B-3
       Average Annual Total Return...........................................B-3

--------------------------------------------------------------------------------

ADMINISTRATION AND RECORDKEEPING SERVICES....................................B-8

--------------------------------------------------------------------------------

DISTRIBUTION OF CONTRACTS....................................................B-8

--------------------------------------------------------------------------------

CUSTODIAN....................................................................B-8

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS.........................................................B-8

--------------------------------------------------------------------------------

LEGAL MATTERS................................................................B-8

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS.........................................................B-8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the 1983 Individual Annuity Mortality Tables with interest at 3%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

         PLUS

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

         PLUS OR MINUS

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

         PLUS OR MINUS

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         A 3% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 3% on an annual basis, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.


--------------------------------------------------------------------------------
PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                  ----------------------------------------------------------
                                                                 ONE        FIVE         TEN          FROM
                                                                 YEAR       YEARS       YEARS      INCEPTION
                                                  INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                     DATE*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                     ------      --------   --------    --------     --------
Quality Bond
     (Independence Capital) (a).................  3/1/1995       4.72%      4.85%        N/A         6.29%
Limited Maturity Bond
     (Independence Capital) (a).................  5/1/2000        N/A        N/A         N/A         1.09%
High Yield Bond
     (T. Rowe Price) (a)........................  3/1/1995     -10.00%      4.81%        N/A         5.84%
Flexibly Managed
     (T. Rowe Price) (a)........................  3/1/1995      13.90%     10.98%        N/A        12.52%
Growth Equity
     (Independence Capital) (a).................  3/1/1995     -30.99%     14.22%        N/A        15.27%
Index 500
     (Wells) (a)................................  5/1/2000        N/A        N/A         N/A       -21.57%
Mid Cap Growth
     (Turner) (a)...............................  5/1/2000        N/A        N/A         N/A       -25.42%
Mid Cap Value
     (Neuberger Berman) (a).....................  5/1/2000        N/A        N/A         N/A        24.86%
Large Cap Value
      (Putnam) (a)..............................  3/1/1995       5.03%     11.63%        N/A        14.59%
Emerging Growth
     (RS Investment Management)(a)..............  5/1/1997     -33.24%       N/A         N/A        41.00%
Small Cap Value
     (Royce) (a)................................  3/1/1995       6.26%      6.45%        N/A         7.58%
International Equity
     (Vontobel) (a).............................  3/1/1995     -24.12%     10.55%        N/A        12.37%
Balanced
     (Neuberger Berman)(b)......................  3/1/1995     -10.74%     10.78%        N/A        12.11%
Equity-Income
     (Fidelity Investments)(c)..................  3/1/1995       1.15%     11.30%        N/A        14.21%
Growth
     (Fidelity Investments) (c).................  3/1/1995     -17.03%     16.99%        N/A        19.95%
Asset Manager
     (Fidelity Investments) (d).................  3/1/1995     -10.16%      9.18%        N/A        10.43%
Emerging Markets Equity (International)
     (Morgan Stanley) (e).......................  5/1/1997     -43.16%       N/A         N/A        -7.57%

-----------------
* Date the underlying fund was first offered through a subaccount of the Separate Account.

(a) Penn Series Funds, Inc.
(b) Neuberger Berman Advisers Management Trust
(c) Variable Insurance Products Fund
(d) Variable Insurance Products Fund II
(e) The Universal Institutional Funds, Inc.

TABLE 2 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                  ----------------------------------------------------------
                                                                 ONE        FIVE         TEN          FROM
                                                                 YEAR       YEARS       YEARS      INCEPTION
                                                  INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                     DATE*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                     ------      --------   --------    --------     --------
Quality Bond
     (Independence Capital) (a) ...............   3/17/1987     10.36%      5.21%       6.50%        6.42%
Limited Maturity Bond
     (Independence Capital) (a) ...............   5/1/2000        N/A        N/A         N/A         9.33%
High Yield Bond
     (T. Rowe Price) (a) ......................   8/6/1984      -5.15%      5.17%       9.40%        7.58%
Flexibly Managed
     (T. Rowe Price) (a) ......................   7/31/1984     20.04%     11.36%      12.01%       12.92%
Growth Equity
     (Independence Capital)  (a) ..............   6/1/1983     -27.27%     14.61%      13.11%       11.07%
Index 500
     (Wells) (a) ..............................   5/1/2000        N/A        N/A         N/A       -15.17%
Mid Cap Growth
     (Turner) (a) .............................   5/1/2000        N/A        N/A         N/A       -19.34%
Mid Cap Value
     (Neuberger Berman) (a) ...................   5/1/2000        N/A        N/A         N/A        35.04%
Large Cap Value
     (Putnam) (a) .............................   3/17/1987     10.70%     12.01%      13.76%       11.22%
Emerging Growth
     (RS Investment Management) (a) ...........   5/1/1997     -29.65%       N/A         N/A        42.33%
Small Cap Value
     (Royce) (a) ..............................   3/1/1995     11.98%       6.82%        N/A         7.90%
International Equity
     (Vontobel) (a) ...........................   11/2/1992    -20.03%     10.93%        N/A        11.49%
Balanced
     (Neuberger Berman) (b) ...................   2/28/1989     -5.94%     11.16%      10.31%        9.99%
Equity-Income
     (Fidelity Investments) (c) ...............   10/9/1986      6.60%     11.68%      15.48%       11.76%
Growth
     (Fidelity Investments) (c) ...............   10/9/1986    -12.56%     17.39%      18.19%       14.76%
Asset Manager
     (Fidelity Investments) (d) ...............   9/6/1989      -5.33%      9.56%      10.36%        9.66%
Emerging Markets Equity (International)
     (Morgan Stanley) (e) .....................   10/1/1996    -40.11%       N/A         N/A        -4.15%

* Date the underlying fund was established

(a) Penn Series Funds, Inc.
(b) Neuberger Berman Advisers Management Trust
(c) Variable Insurance Products Fund
(d) Variable Insurance Products Fund II
(e) The Universal Institutional Funds, Inc.

TABLE 3 AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                  ----------------------------------------------------------
                                                                 ONE        FIVE         TEN          FROM
                                                                 YEAR       YEARS       YEARS      INCEPTION
                                                  INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                     DATE*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                     ------      --------   --------    --------     --------
Quality Bond
     (Independence Capital) (a).................  3/17/1987     10.43%      5.28%       6.56%        6.42%
Limited Maturity Bond
     (Independence Capital) (a).................  5/1/2000        N/A        N/A         N/A         9.38%
High Yield Bond
     (T. Rowe Price) (a)........................  8/6/1984      -5.04%      5.26%       9.46%        7.58%
Flexibly Managed
     (T. Rowe Price) (a)........................  7/31/1984     20.47%     11.71%      12.28%       12.93%
Growth Equity
     (Independence Capital) (a).................  6/1/1983     -27.14%     14.69%      13.18%       11.07%
Index 500
     (Wells) (a)................................  5/1/2000        N/A        N/A         N/A       -14.95%
Mid Cap Growth
     (Turner) (a)...............................  5/1/2000        N/A        N/A         N/A       -19.26%
Mid Cap Value
     (Neuberger Berman) (a).....................  5/1/2000       N/A         N/A         N/A        35.19%
Large Cap Value
     (Putnam) (a)...............................  3/17/1987     11.04%     12.26%      13.95%       11.23%
Emerging Growth
     (RS Investment Management) (a).............  5/1/1997     -29.55%       N/A         N/A        42.34%
Small Cap Value
      (Royce) (a)...............................  3/1/1995      12.13%      6.94%        N/A         7.91%
International Equity
     (Vontobel) (a).............................  11/2/1992    -19.82%     11.09%        N/A        11.50%
Balanced
     (Neuberger Berman) (b).....................  2/28/1989     -5.89%     11.21%      10.34%       10.01%
Equity-Income
     (Fidelity Investments) (c).................  10/9/1986      6.88%     11.89%      15.61%       11.76%
Growth
      (Fidelity Investments) (c)................  10/9/1986    -12.26%     17.60%      18.34%       14.76%
Asset Manager
     (Fidelity Investments)(d)..................  9/6/1989      -5.28%      9.60%      10.39%        9.66%
Emerging Markets Equity (International)
     (Morgan Stanley)(e)........................  10/1/1996    -40.06%       N/A         N/A        -4.14%


* Date the underlying fund was established

(a) Penn Series Funds, Inc.
(b) Neuberger Berman Advisers Management Trust
(c) Variable Insurance Products Fund
(d) Variable Insurance Products Fund II
(e) The Universal Institutional Funds, Inc.

     Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n = ERV. In the formula P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula:
P(1 + T)n = EV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawal is made at the end of the period, and therefore no deduction of a contingent deferred sales charge. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                      ------------------------------------

THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.


--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of The Penn Mutual Life Insurance Company, serves as principal underwriter of the Contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 2000, 1999 and 1998, the Company paid Hornor, Townsend & Kent, Inc. underwriting commissions of $28,893, $67,731 and $251,816.

     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6 1/2% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

     Ernst & Young LLP serve as independent auditors of the Company and PIA Variable Annuity Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.


--------------------------------------------------------------------------------
LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts.


--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the financial statements of the Company appear on the following pages. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                                     MONEY             QUALITY        HIGH YIELD      GROWTH EQUITY
                                                   TOTAL          MARKET FUND+       BOND FUND+        BOND FUND+           FUND+
                                               ------------       ------------       ----------       -----------     -------------
INVESTMENT IN COMMON STOCK
Number of Shares ...........................                       12,130,067           843,548         1,200,345           992,783
Cost .......................................   $369,249,545       $12,130,067       $ 8,783,598       $11,072,421       $26,505,881

ASSETS:
Investments at market value ................   $370,406,796       $12,130,067       $ 8,713,855       $ 8,942,572       $20,044,282
Dividends receivable .......................         64,411            64,411                 -                 -                 -

LIABILITIES:
Due to (from) the Penn Insurance and
 Annuity Company ...........................       (333,836)         (479,675)            4,176             4,102             6,406

                                               ------------       -----------       -----------        ----------       -----------
NET ASSETS .................................   $370,805,043       $12,674,153       $ 8,709,679       $ 8,938,470       $20,037,876
                                               ============       ===========       ===========       ===========       ===========

------------------------------------------------------------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      MONEY           QUALITY         HIGH YIELD      GROWTH EQUITY
                                                  TOTAL           MARKET FUND+       BOND FUND+        BOND FUND+           FUND+
                                               ------------       ------------       ----------       -----------     -------------
INVESTMENT INCOME:
Dividends ..................................   $ 12,014,454       $   705,455       $   916,981       $ 2,100,732      $          -
EXPENSE:
Mortality and expense risk charges .........      5,496,489           174,454           128,850           146,955           347,867
                                               ------------       -----------       -----------       -----------      ------------

Net investment income (loss) ...............      6,517,965           531,001           788,131         1,953,777          (347,867)
                                               ------------       -----------       -----------       -----------      ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized (losses) from redemption of fund
     shares ................................       (795,571)                -           (97,592)         (206,809)         (365,659)
Capital gains distributions ................     55,854,683                 -           148,921                 -         7,894,406
                                               ------------       -----------       -----------       -----------      ------------

Net realized gains (losses) from investment
     transactions ..........................     55,059,112                 -            51,329          (206,809)        7,528,747
Net change in unrealized appreciation
     (depreciation) of investments .........    (79,783,939)                -            19,020        (2,275,321)      (14,769,187)
                                               ------------       -----------       -----------       -----------      ------------

Net realized and unrealized gains (losses)
     on investments ........................    (24,724,827)                -            70,349        (2,482,130)       (7,240,440)
                                               ------------       -----------       -----------       -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .............   $(18,206,862)      $   531,001       $   858,480       $  (528,353)     $ (7,588,307)
                                               ============       ===========       ===========       ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         B-9

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                LARGE CAP          FLEXIBLY                           SMALL CAP          EMERGING
                                                  VALUE             MANAGED        INTERNATIONAL        VALUE             GROWTH
                                                  FUND* +            FUND+          EQUITY FUND+        FUND** +           FUND+
                                               ------------       -----------       -----------       -----------      ------------
INVESTMENT IN COMMON STOCK
Number of Shares ...........................      1,785,901         3,771,698         1,319,623           787,180           939,897
Cost .......................................   $ 35,108,820       $72,319,720       $22,834,783       $10,167,634      $ 24,281,043

ASSETS:
Investments at market value ................   $ 32,271,233       $74,528,748       $21,958,525       $10,186,104      $ 23,394,035
Dividends receivable .......................              -                 -                 -                 -                 -

LIABILITIES:
Due to (from) the Penn Insurance and                 14,615            37,358             9,839             4,246             7,681
 Annuity Company ...........................
                                               ------------       -----------       -----------       -----------      ------------
                                               $ 32,256,618       $74,491,390       $21,948,686       $10,181,858      $ 23,386,354
NET ASSETS .................................   ============       ===========       ===========       ===========      ============

------------------------------------------------------------------------------------------------------------------------------------

                                                LARGE CAP          FLEXIBLY                           SMALL CAP          EMERGING
                                                  VALUE             MANAGED        INTERNATIONAL        VALUE             GROWTH
                                                  FUND* +            FUND+          EQUITY FUND+        FUND** +           FUND+
                                               ------------       -----------       -----------       -----------      ------------
INVESTMENT INCOME:
Dividends ..................................   $    792,939        $5,152,244          $128,616           $94,007      $         -
EXPENSE:
Mortality and expense risk charges .........        482,769         1,050,279           270,232           139,642           413,326
                                               ------------       -----------       -----------       -----------      ------------

Net investment income (loss) ...............        310,170         4,101,965          (141,616)          (45,635)         (413,326)
                                               ------------       -----------       -----------       -----------      ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized (losses) from redemption of fund
     shares ................................     (1,509,125)       (1,580,370)         (186,754)          (81,474)         (997,437)
Capital gains distributions ................     10,087,826         9,295,850         5,504,335           929,427         8,037,647
                                               ------------       -----------       -----------       -----------      ------------

Net realized gains (losses) from investment
     transactions ..........................      8,578,701         7,715,480         5,317,581           847,953         7,040,210
Net change in unrealized appreciation
     (depreciation) of investments .........     (6,018,088)          960,553       (10,648,805)          273,561       (17,939,164)
                                               ------------       -----------       -----------       -----------      ------------

Net realized and unrealized gains (losses)
     on investments ........................      2,560,613         8,676,033        (5,331,224)        1,121,514       (10,898,954)
                                               ------------       -----------       -----------       -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS          $  2,870,783       $12,777,998       $(5,472,840)      $ 1,075,879      $(11,312,280)
     RESULTING FROM OPERATIONS .............   ============       ===========       ===========       ===========      ============

*   Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
**  Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+   Investment in Penn Series Funds, Inc.
++  Investment in Neuberger Berman Advisers Management Trust
+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++Investment in The Universal Institutional Funds, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (Con't)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          LIMITED                             MID CAP
                                                                       MATURITY BOND       INDEX 500          GROWTH
                                                                          FUND+ +            FUND+ +          FUND+ +
                                                                       ------------       -----------       -----------
INVESTMENT IN COMMON STOCK
Number of Shares ............................................               260,392         3,160,925           725,389
Cost ........................................................          $  2,605,397       $31,581,431       $ 7,323,788

ASSETS:
Investments at market value .................................          $  2,637,770       $28,701,201       $ 6,347,151
Dividends receivable ........................................                     -                 -                 -

LIABILITIES:
Due to the Penn Insurance and Annuity Company ...............                 1,252            10,853               563
                                                                       ------------       -----------       -----------
NET ASSETS ..................................................          $  2,636,518       $28,690,348       $ 6,346,588
                                                                       ============       ===========       ===========

------------------------------------------------------------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (Con't)
                                                                          LIMITED                             MID CAP
                                                                       MATURITY BOND       INDEX 500          GROWTH
                                                                          FUND+ +            FUND+ +          FUND+ +
                                                                       ------------       -----------       -----------
INVESTMENT INCOME:
Dividends ...................................................          $    302,326       $   541,378       $         -
EXPENSE:
Mortality and expense risk charges ..........................                35,462           392,067            78,761
                                                                       ------------       -----------       -----------
Net investment income (loss) ................................               266,864           149,311           (78,761)
                                                                       ------------       -----------       -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized Gains (Losses) From Redemption of Fund
     Shares .................................................              (371,474)        5,949,676         1,048,506
Capital gains distributions .................................                43,085           171,660           151,861
                                                                       ------------       -----------       -----------
Net realized gains (losses) from investment
     transactions ...........................................              (328,389)        6,121,336         1,200,367
Net change in unrealized appreciation (depreciation)
     of investments .........................................               228,235        (9,583,493)       (1,965,618)
                                                                       ------------       -----------       -----------

Net realized and unrealized gains (losses) on
     investments ............................................              (100,154)       (3,462,157)         (765,251)
                                                                       ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ........................................          $    166,710       $(3,312,846)      $  (844,012)
                                                                       ============       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      B-11

------------------------------------------------------------------------------------------------------------------------------------
                                    MID CAP                                                                        EMERGING
                                     VALUE         BALANCED     EQUITY INCOME      GROWTH        ASSET MANAGER     MARKETS EQUITY
                                    FUND+ +      PORTFOLIO++     PORTFOLIO+++    PORTFOLIO+++    PORTFOLIO+++  (INT'L) PORTFOLIO++++
                                  -----------    -----------     -----------     -----------      ----------   ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ................     855,788        601,693       1,358,168       1,248,602         507,405          376,952
Cost ............................  $8,633,449    $10,787,902     $27,593,940     $45,242,659      $8,353,808       $3,923,204

ASSETS:
Investments at market value ..... $10,200,993    $10,397,261     $34,660,460     $54,501,473      $8,118,477       $2,672,589
Dividends receivable ............           -              -               -               -               -                -

LIABILITIES:
Due to the Penn Insurance and
 Annuity Company ................       4,642          2,863          14,900          18,229           3,414              700

                                  -----------    -----------     -----------     -----------      ----------       ----------
NET ASSETS ...................... $10,196,351    $10,394,398     $34,645,560     $54,483,244      $8,115,063       $2,671,889
                                  ===========    ===========     ===========     ===========      ==========       ==========
------------------------------------------------------------------------------------------------------------------------------------
                                    MID CAP                                                                        EMERGING
                                     VALUE         BALANCED     EQUITY INCOME      GROWTH        ASSET MANAGER     MARKETS EQUITY
                                    FUND+ +      PORTFOLIO++     PORTFOLIO+++    PORTFOLIO+++    PORTFOLIO+++  (INT'L) PORTFOLIO++++
                                  -----------    -----------     -----------     -----------      ----------   ---------------------
INVESTMENT INCOME:
Dividends .......................     $92,663       $162,322        $675,064        $68,357          $281,370      $         -
EXPENSE:
Mortality and expense risk
     charges ....................     118,935        158,652         506,642        876,995           122,805           51,796
                                   ----------    -----------     -----------    -----------        ----------       ----------
Net investment income (loss) ....     (26,272)         3,670         168,422       (808,638)          158,565          (51,796)
                                   ----------    -----------     -----------    -----------        ----------       ----------
REALIZED AND UNREALIZED GAINS
     (LOSSES) ON  INVESTMENTS:
Realized Gains (Losses) From
     Redemption of Fund Shares ..  (1,652,136)       (64,677)       (320,080)      (195,380)             (330)        (164,456)
Capital gains distributions .....   1,857,445      1,285,414       2,543,263      6,801,492           662,888          439,163
                                   ----------    -----------     -----------    -----------        ----------       ----------
Net realized gains (losses) from
     investment transactions ....     205,309      1,220,737       2,223,183      6,606,112           662,558          274,707
Net change in unrealized
     appreciation (depreciation)
     of investments .............   1,552,365     (2,343,525)      (439,507)    (13,454,052)       (1,284,613)      (2,096,300)
                                   ----------    -----------     -----------    -----------        ----------       ----------
Net realized and unrealized gains
     (losses) on investments ....   1,757,674     (1,122,788)      1,783,676     (6,847,940)         (622,055)      (1,821,593)
                                   ----------    -----------     -----------    -----------        ----------       ----------
NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ................. $ 1,731,402   $ (1,119,118)     $1,952,098   $ (7,656,578)      $  (463,490)     $(1,873,389)
                                  ===========   ============      ==========   ============       ===========      ===========

+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in Fidelity Investments' Variable Insurance Products Funds I
       and II
++++   Investment in The Universal Institutional Funds, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMBER 31, 2000 AND 1999



                                                            TOTAL                   MONEY MARKET FUND+         QUALITY BOND FUND+
                                                ---------------------------   ---------------------------    -----------------------
                                                     2000           1999          2000            1999          2000        1999
                                                ------------   ------------   -----------     -----------    ----------  ----------
OPERATIONS:
     Net investment income (loss).............    $6,517,965    ($3,179,140)     $531,001        $416,222      $788,131   ($149,845)
     Net realized gains (losses) from
          investment transactions.............    55,059,112      7,199,212             -               -        51,329      16,169
     Net change in unrealized appreciation
          (depreciation) of investments.......   (79,783,939)    57,366,338             -               -        19,020           -
                                                ------------   ------------   -----------     -----------    ----------  ----------
Net increase (decrease) in net assets
          resulting from operations...........   (18,206,862)    61,386,410       531,001         416,222       858,480    (133,676)
                                                ------------   ------------   -----------     -----------    ----------  ----------


VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................   156,882,344    113,724,187    16,458,766      19,792,759     1,430,136   3,757,603
     Surrender benefits.......................   (30,877,153)   (19,755,751)   (3,373,800)     (2,699,595)     (450,203)   (512,339)
     Net transfers ...........................  (142,381,379)   (73,227,156)  (17,551,519)    (13,292,408)   (2,307,539) (3,380,378)
     Contract administration charges..........      (113,394)      (112,070)       (2,484)         (3,065)       (2,021)     (2,039)
     Annuity benefits.........................    (7,925,392)    (6,548,225)     (385,501)       (319,208)     (398,103)   (262,157)
                                                ------------   ------------   -----------     -----------    ----------  ----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................   (24,414,974)    14,080,985    (4,854,538)      3,478,483    (1,727,730)   (399,310)
                                                ------------   ------------   -----------     -----------    ----------  ----------
     Total increase (decrease) in net assets..   (42,621,836)    75,467,395    (4,323,537)      3,894,705      (869,250)   (532,986)

NET ASSETS:
  Beginning of year...........................   413,426,879    337,959,484    16,997,690      13,102,985     9,578,929  10,111,915
                                                ------------   ------------   -----------     -----------    ----------  ----------
  END OF YEAR.................................  $370,805,043   $413,426,879   $12,674,153     $16,997,690    $8,709,679  $9,578,929
                                                ============   ============   ===========     ===========    ==========  ==========





                                                    HIGH YIELD BOND FUND+         GROWTH EQUITY FUND+        LARGE CAP VALUE FUND* +
                                                ---------------------------   ---------------------------    -----------------------
                                                    2000           1999            2000           1999          2000        1999
                                                ------------   ------------   -----------     -----------    ----------  ----------
OPERATIONS:
     Net investment income (loss).............    $1,953,777      ($174,265)    ($347,867)      ($275,688)     $310,170   ($576,650)
     Net realized gains (losses) from
          investment transactions.............      (206,809)        21,045     7,528,747          21,947     8,578,701      26,847
     Net change in unrealized appreciation
          (depreciation) of investments.......    (2,275,321)       485,116   (14,769,187)      6,066,821    (6,018,088)   (269,760)
                                                ------------   ------------   -----------     -----------    ----------  ----------
Net increase (decrease) in net assets
          resulting from operations...........      (528,353)       331,896    (7,588,307)      5,813,080     2,870,783    (819,563)
                                                ------------   ------------   -----------     -----------    ----------  ----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................     1,079,880      3,175,845     7,805,242       8,694,462     4,003,465   6,869,696
     Surrender benefits.......................      (737,576)      (620,006)   (1,387,367)       (567,134)   (2,866,854) (2,059,395)
     Net Transfers ...........................    (2,711,718)    (2,103,929)   (3,154,801)     (2,534,038)  (10,285,458) (7,368,392)
     Contract administration charges..........        (2,507)        (2,906)       (5,833)         (4,311)      (10,216)    (13,579)
     Annuity benefits.........................      (346,877)      (316,368)     (540,187)       (295,064)     (600,339)   (629,466)
                                                ------------   ------------   -----------     -----------    ----------  ----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................    (2,718,798)       132,636     2,717,054       5,293,915    (9,759,402) (3,201,136)
                                                ------------   ------------   -----------     -----------    ----------  ----------
     Total increase (decrease) in net assets..    (3,247,151)       464,532    (4,871,253)     11,106,995    (6,888,619) (4,020,699)

NET ASSETS:
  Beginning of year...........................    12,185,621     11,721,089    24,909,129      13,802,134    39,145,237  43,165,936
                                                ------------   ------------   -----------     -----------    ----------  ----------
  END OF YEAR.................................    $8,938,470    $12,185,621   $20,037,876     $24,909,129   $32,256,618 $39,145,237
                                                ============   ============   ===========     ===========    ==========  ==========

*      Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
       Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in Fidelity Investments' Variable Insurance Products Funds I
       and II
++++   Investment in The Universal Institutional Funds, Inc.


                                                                                                                   SMALL CAP
                                                  FLEXIBLY MANAGED FUND+     INTERNATIONAL EQUITY FUND+         VALUE FUND** +
                                                --------------------------   --------------------------   ------------------------
                                                    2000           1999           2000          1999          2000         1999
                                                -----------    -----------   -----------    -----------   -----------   ----------
OPERATIONS:
     Net investment income (loss).............   $4,101,965    ($1,172,711)    ($141,616)     ($280,604)     ($45,635)   ($140,616)
     Net realized gains (losses) from
          investment transactions.............    7,715,480        198,598     5,317,581        278,489       847,953     (283,836)
     Net change in unrealized appreciation
          (depreciation) of investments.......      960,553      5,566,447   (10,648,805)     7,718,511       273,561      100,401
                                                -----------    -----------   -----------    -----------   -----------   ----------
Net increase (decrease) in net assets
          resulting from operations...........   12,777,998      4,592,334    (5,472,840)     7,716,396     1,075,879     (324,051)
                                                -----------    -----------   -----------    -----------   -----------   ----------


VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................    4,432,348     10,002,127     8,257,647      3,547,156     2,037,704    2,656,252
     Surrender benefits.......................   (5,249,991)    (3,201,174)   (1,690,524)      (841,309)     (612,105)    (689,681)
     Net transfers ...........................  (16,037,344)   (17,007,087)   (3,409,406)    (3,018,586)   (2,084,213)  (2,882,560)
     Contract administration charges..........      (22,711)       (27,768)       (6,664)        (6,302)       (3,057)      (3,591)
     Annuity benefits.........................   (1,801,842)    (2,037,203)     (318,609)      (240,214)     (143,767)     (93,085)
                                                -----------    -----------   -----------    -----------   -----------   ----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................  (18,679,540)   (12,271,105)    2,832,444       (559,255)     (805,438)  (1,012,665)
                                                -----------    -----------   -----------    -----------   -----------   ----------
     Total increase (decrease) in net assets..   (5,901,542)    (7,678,771)   (2,640,396)     7,157,141       270,441   (1,336,716)

NET ASSETS:
  Beginning of year...........................   80,392,932     88,071,703    24,589,082     17,431,941     9,911,417   11,248,133
                                                -----------    -----------   -----------    -----------   -----------   ----------
  END OF YEAR.................................  $74,491,390    $80,392,932   $21,948,686    $24,589,082   $10,181,858   $9,911,417
                                                ===========    ===========   ===========    ===========   ===========   ==========



                                                      LIMITED MATURITY              INDEX 500                      MID CAP
                                                        BOND FUND+ +                 FUND+ +                   GROWTH FUND+ +
                                                --------------------------   --------------------------  -------------------------
                                                    2000           1999           2000          1999          2000         1999
                                                -----------    -----------   -----------    -----------   -----------   ----------
OPERATIONS:
     Net investment income (loss).............     $266,864       $155,460      $149,311      ($174,092)     ($78,761)    ($45,404)
     Net realized gains (losses) from
          investment transactions.............     (328,389)       (12,768)    6,121,336        111,177     1,200,367      (55,761)
     Net change in unrealized appreciation
          (depreciation) of investments.......      228,235       (137,966)   (9,583,493)     4,336,022    (1,965,618)   1,727,965
                                                -----------    -----------   -----------    -----------   -----------   ----------
Net increase (decrease) in net assets
          resulting from operations...........      166,710          4,726    (3,312,846)     4,273,107      (844,012)   1,626,800
                                                -----------    -----------   -----------    -----------   -----------   ----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................    3,120,932        874,539    40,620,248     15,211,798     9,996,265      688,204
     Surrender benefits.......................     (120,032)      (583,921)   (1,609,354)    (1,310,854)     (538,268)    (414,900)
     Net Transfers ...........................   (3,561,174)      (901,160)  (37,285,730)    (3,138,110)   (6,345,491)    (818,812)
     Contract administration charges..........         (700)          (886)      (10,239)        (8,333)       (1,768)      (1,199)
     Annuity benefits.........................      (81,744)       (92,506)     (497,185)      (407,473)      (70,031)     (30,592)
                                                -----------    -----------   -----------    -----------   -----------   ----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................     (642,718)      (703,934)    1,217,740     10,347,028     3,040,707     (577,299)
                                                -----------    -----------   -----------    -----------   -----------   ----------
     Total increase (decrease) in net assets..     (476,008)      (699,208)   (2,095,106)    14,620,135     2,196,695    1,049,501

NET ASSETS:
  Beginning of year...........................   $3,112,526      3,811,734   $30,785,454     16,165,319    $4,149,893    3,100,392
                                                -----------    -----------   -----------    -----------   -----------   ----------
  END OF YEAR.................................   $2,636,518     $3,112,526   $28,690,348    $30,785,454    $6,346,588   $4,149,893
                                                ===========    ===========   ===========    ===========   ===========   ==========




                                                       EMERGING GROWTH FUND+
                                                    ------------------------
                                                        2000          1999
                                                    -----------   ----------
OPERATIONS:
     Net investment income (loss).............       ($413,326)    ($211,501)
     Net realized gains (losses) from
          investment transactions.............      $7,040,210       220,898
     Net change in unrealized appreciation
          (depreciation) of investments.......     (17,939,164)   15,951,648
                                                   -----------   -----------
Net increase (decrease) in net assets
          resulting from operations...........     (11,312,280)   15,961,045
                                                   -----------   -----------


VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................      17,341,474     8,280,831
     Surrender benefits.......................      (1,577,639)     (594,105)
     Net transfers ...........................      (7,421,861)   (3,148,175)
     Contract administration charges..........          (8,584)       (3,845)
     Annuity benefits.........................        (385,775)     (164,747)
                                                   -----------   -----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................       7,947,615     4,369,959
                                                   -----------   -----------
     Total increase (decrease) in net assets..      (3,364,665)   20,331,004

NET ASSETS:
  Beginning of year...........................      26,751,019     6,420,015
                                                   -----------   -----------
  End of year.................................     $23,386,354   $26,751,019
                                                   ===========   ===========




                                                             MID CAP
                                                          VALUE FUND+ +
                                                   ------------------------
                                                       2000         1999
                                                   -----------   -----------
OPERATIONS:
     Net investment income (loss).............        ($26,272)     ($21,036)
     Net realized gains (losses) from
          investment transactions.............         205,309       223,518
     Net change in unrealized appreciation
          (depreciation) of investments.......       1,552,365       320,918
                                                   -----------   -----------
Net increase (decrease) in net assets
          resulting from operations...........       1,731,402       523,400
                                                   -----------   -----------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................      11,206,240     2,890,771
     Surrender benefits.......................        (606,578)     (659,899)
     Net Transfers ...........................     (11,725,185)   (1,472,824)
     Contract administration charges..........          (2,382)       (2,656)
     Annuity benefits.........................        (219,123)     (103,790)
                                                   -----------   -----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................      (1,347,028)      651,602
                                                   -----------   -----------
     Total increase (decrease) in net assets..         384,374     1,175,002

NET ASSETS:
  Beginning of year...........................      $9,811,977     8,636,975
                                                   -----------   -----------
  END OF YEAR.................................     $10,196,351    $9,811,977
                                                   ===========   ===========


PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMBER 31, 2000 AND 1999 (Con't)

                                                             BALANCED               EQUITY INCOME                  GROWTH
                                                           PORTFOLIO++               PORTFOLIO+++                PORTFOLIO+++
                                                    ------------------------   ------------------------  -------------------------
                                                       2000        1999            2000         1999        2000           1999
                                                    -----------   ----------   -----------  -----------  -----------   -----------
OPERATIONS:
     Net investment income (loss).............           $3,670       $8,509      $168,422      $15,029    ($808,638)    ($626,115)
     Net realized gains (losses) from
          investment transactions                     1,220,737      219,478     2,223,183    1,446,603    6,606,112     4,437,299
     Net change in unrealized appreciation
          (depreciation) of investments.......       (2,343,525)   1,732,903      (439,507)     500,668  (13,454,052)   11,470,094
                                                    -----------   ----------   -----------  -----------  -----------   -----------
Net increase (decrease) in net assets
          resulting from operations...........       (1,119,118)   1,960,890     1,952,098    1,962,300   (7,656,578)   15,281,278
                                                    -----------   ----------   -----------  -----------  -----------   -----------


VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................        5,975,127    1,170,901     2,500,377    7,213,584   15,076,463    14,667,934
     Surrender benefits.......................         (959,279)    (206,192)   (3,297,061)  (2,085,627)  (5,045,037)   (2,269,792)
     Net transfers ...........................       (1,103,427)  (1,004,274)   (6,907,677)  (4,178,053)  (7,140,272)   (5,610,367)
     Contract administration charges..........           (2,628)      (1,731)       (9,633)     (11,295)     (18,662)      (15,530)
     Annuity benefits.........................         (308,181)     (91,075)     (723,799)    (749,283)    (866,139)     (499,933)
                                                    -----------   ----------   -----------  -----------  -----------   -----------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................        3,601,612     (132,371)   (8,437,793)     189,326    2,006,353     6,272,312
                                                    -----------   ----------   -----------  -----------  -----------   -----------
     Total increase (decrease) in net assets..        2,482,494    1,828,519    (6,485,695)   2,151,626   (5,650,225)   21,553,590

NET ASSETS:
  Beginning of year...........................        7,911,904    6,083,385    41,131,255   38,979,629   60,133,469    38,579,879
                                                    -----------   ----------   -----------  -----------  -----------   -----------
  END OF YEAR.................................      $10,394,398   $7,911,904   $34,645,560  $41,131,255  $54,483,244   $60,133,469
                                                    ===========   ==========   ===========  ===========  ===========   ===========




                                                          ASSET MANAGER         EMERGING MARKETS EQUITY
                                                           PORTFOLIO+++          (INT'L) PORTFOLIO++++
                                                    ------------------------   --------------------------
                                                        2000        1999          2000            1999
                                                    -----------   ----------   -----------    -----------
Operations:
     Net investment (loss)....................         $158,565     $104,352       (51,796)    ($30,185)
     Net realized gains from
          investment transactions.............          662,558      279,797       274,707       49,712
     Net change in unrealized appreciation
          (depreciation) of investments.......       (1,284,613)     358,080    (2,096,300)   1,438,470
                                                     ----------      -------    ----------    ---------

Net increase (decrease) in net assets
          resulting from operations...........         (463,490)     742,229    (1,873,389)   1,457,997
                                                     ----------      -------    ----------    ---------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments........................        2,469,455    3,317,427     3,070,575      912,298
     Surrender benefits.......................         (521,147)    (354,305)     (234,338)     (85,523)
     Net Transfers ...........................       (2,065,708)    (691,043)   (1,282,856)    (676,960)
     Contract administration charges..........           (2,303)      (2,364)       (1,002)        (670)
     Annuity benefits.........................         (178,606)    (205,021)      (59,584)     (11,040)
                                                     ----------      -------    ----------    ---------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities...............................         (298,309)   2,064,694     1,492,795      138,105
                                                     ----------      -------    ----------    ---------
     Total increase (decrease) in net assets..         (761,799)   2,806,923      (380,594)   1,596,102

NET ASSETS:
  Beginning of year...........................        8,876,862    6,069,939     3,052,483    1,456,381
                                                     ----------      -------    ----------    ---------
  END OF YEAR.................................       $8,115,063   $8,876,862    $2,671,889   $3,052,483
                                                     ==========   ==========    ==========   ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust
+++    Investment in Fidelity Investments' Variable Insurance Products Funds I
       and II
++++   Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIA VARIABLE ANNUITY ACCOUNT I
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
         The significant accounting policies of Penn Insurance and Annuity Variable Annuity Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Insurance and Annuity Company (PIA) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and annuity activities during 2000 and 1999. Actual results could differ with those estimates.

         INVESTMENTS - Assets of Account I are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust
(AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the annuity contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

SUB-ACCOUNT                         PREVIOUS INVESTMENT OF OLD FUND                 NEW INVESTMENT OF NEW FUND
-----------                         -------------------------------                 --------------------------
Limited Maturity Bond Fund                 $ 2,885,041                                      $ 2,885,041
Index 500 Fund                              32,143,595                                       32,143,595
Mid Cap Growth Fund                          5,062,935                                        5,062,935
Mid Cap Value Fund                           8,855,866                                        8,855,866

The disposition resulted in realized gains (losses) of $ (379,489), $ 5,987,481, $ 1,113,303 and $ (1,703,672) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - PIA is taxed under federal law as a life insurance company. Account I is part of PIA's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. PIA believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the year ended December 31, 2000:

                                                                                    PURCHASES                SALES
                                                                                    ---------                -----
Money Market Fund .............................................................    $11,954,725            $16,729,101
Quality Bond Fund .............................................................      1,977,174              2,866,967
High Yield Bond Fund ..........................................................      2,695,304              3,670,228
Growth Equity Fund ............................................................     13,921,745              4,036,047
Large Cap Fund ................................................................     11,834,443             12,713,429
Flexibly Managed Fund .........................................................     14,791,343             21,664,078
Small Cap Value Fund ..........................................................      2,630,454              2,365,523
International Equity Fund .....................................................     11,799,078              3,799,078
Emerging Growth Fund ..........................................................     20,638,034              6,078,164
Limited Maturity Bond Fund ....................................................      3,398,260              4,103,138
Index 500 Fund ................................................................     38,201,704             30,722,649
Mid Cap Growth Fund ...........................................................      9,732,245              5,572,792
Mid Cap Value Fund ............................................................     12,239,696             13,408,536
Balanced Portfolio ............................................................      6,887,442              2,064,915
Equity Income Portfolio .......................................................      4,141,806             10,197,123
Growth Portfolio ..............................................................     16,531,958              8,751,804
Asset Manager Portfolio .......................................................      1,857,838              1,357,640
Emerging Markets Equity (Int'l) Portfolio......................................      3,139,849              1,425,845

NOTE 3. CONTRACT CHARGES

         Operations are charged for mortality and expense risks assumed by PIA and for administration expenses at an annual rate of 1.25% and 0.15% respectively, of the average value of Account I. As reimbursement for expenses incurred in administering the contract, PIA receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

        If a policy is surrendered within the first 7 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

NOTE 4. UNIT VALUES

        As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

                                                                                     ACCUMULATION          ACCUMULATED
Pennant Variable Annuity Contract                                                        UNITS              UNIT VALUE
                                                                                         -----              ----------
Money Market Fund ...........................................................          1,024,742               $12.37
Quality Bond Fund ...........................................................            599,315               $14.53
High Yield Bond Fund ........................................................            630,162               $14.18
Growth Equity Fund ..........................................................            858,521               $23.34
Large Cap Fund ..............................................................          1,428,715               $22.58
Flexibly Managed Fund .......................................................          3,667,112               $20.31
Small Cap Value Fund ........................................................            652,462               $15.61
International Equity Fund ...................................................          1,090,618               $20.12
Emerging Growth Fund ........................................................            639,767               $36.55
Limited Maturity Bond Fund ..................................................            208,281               $12.66
Index 500 Fund ..............................................................          1,754,507               $16.35
Mid Cap Growth Fund .........................................................            377,440               $16.81
Mid Cap Value Fund ..........................................................            630,310               $16.18
Balanced Portfolio ..........................................................            523,959               $19.84
Equity Income Portfolio .....................................................          1,565,423               $22.13
Growth Portfolio ............................................................          1,848,711               $29.47
Asset Manager Portfolio .....................................................            446,747               $18.16
Emerging Markets Equity (Int'l) Portfolio.....................................           344,387                $7.76

                                      B-19

                         REPORT OF INDEPENDENT AUDITORS

The Penn Insurance and Annuity Company and Contract Owners of PIA Variable Annuity Account I

We have audited the accompanying statement of assets and liabilities of the PIA Variable Annuity Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of PIA Variable Annuity Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the PIA Variable Annuity Account I at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                              /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
March 30, 2001

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                                 BALANCE SHEETS
--------------------------------------------------------------------------------

AS OF  DECEMBER 31,                                       2000           1999
(IN THOUSANDS, EXCEPT PER SHARE AMOUNT)

ASSETS

Debt securities, at fair value                        $   662,209   $   641,903
Policy loans                                              304,411       287,349
Short-term investments                                      1,388         1,379
Other invested assets                                      10,179         7,804
                                                      -----------   -----------
      Total investments                                   978,187       938,435

Cash and cash equivalents                                   1,477         3,205
Investment income due and accrued                          25,814        21,882
Deferred acquisition costs                                 76,443        94,435
Other assets                                                6,327         4,782
Separate account assets                                   375,485       429,655
                                                      -----------   -----------

      TOTAL ASSETS                                    $ 1,463,733   $ 1,493,394
                                                      ===========   ===========
LIABILITIES

Reserves for future policy benefits                   $    97,365   $    90,451
Other policyholder funds                                  799,494       789,649
Accrued income tax payable                                 18,441        15,256
Other liabilities                                          13,782        17,244
Separate account liabilities                              375,485       429,655
                                                      -----------   -----------

      TOTAL LIABILITIES                                 1,304,567     1,342,255
                                                      -----------   -----------


STOCKHOLDER'S EQUITY
Common stock, $2.50 par value; 1,000 shares
  authorized, issued and outstanding                        2,500         2,500
Additional paid-in capital                                 92,869        92,869
Retained earnings                                          65,256        67,354
Accumulated other comprehensive income/(loss)
  unrealized gains/(losses)                                (1,459)      (11,584)
                                                      -----------   -----------
      Total Stockholder's Equity                          159,166       151,139
                                                      -----------   -----------

       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $ 1,463,733   $ 1,493,394
                                                      ===========   ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                                INCOME STATEMENTS
--------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                          2000         1999          1998
-------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                    $  11,706    $    8,401    $  16,284
Policy fee income                                        25,227        25,057       23,893
Net investment income                                    72,161        67,653       65,837
Net realized capital gains/(losses)                      (6,208)       (1,796)       1,729
Other income                                              6,371         4,664        6,557
                                                      ---------    ----------    ---------

     TOTAL REVENUE                                      109,257       103,979      114,300
                                                      ---------    ----------    ---------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries         59,860        56,777       55,587
Reserves for future policy benefits                       7,356         5,267       13,167
General expenses                                          9,219         7,967        6,706
Amortization of deferred acquisition costs               15,132        12,681        9,923
                                                      ---------    ----------    ---------

TOTAL BENEFITS AND EXPENSES                              91,567        82,692       85,383
                                                      ---------    ----------    ---------

INCOME BEFORE INCOME TAXES                               17,690        21,287       28,917

Federal income taxes/(benefit):
       Current                                            5,854         8,841       11,453
       Deferred                                            (566)       (1,347)        (831)
                                                      ---------    ----------    ---------
TOTAL INCOME TAX EXPENSE                                  5,288         7,494       10,622
                                                      ---------    ----------    ---------

      NET INCOME                                      $  12,402    $   13,793    $  18,295
                                                      =========    ==========    =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                          ADDITIONAL                      OTHER             TOTAL
                                               COMMON       PAID-IN      RETAINED     COMPREHENSIVE     STOCKHOLDER'S
                                               STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)         EQUITY
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

BALANCE AT JANUARY 1, 1998
 Net income for 1998                           $ 2,000      $ 103,369      $ 52,266      $   8,222       $ 165,857
                                                     -              -        18,295              -          18,295
 Other comprehensive income, net of tax:
   Unrealized appreciation of securities,
   net of reclassification adjustment                -              -             -          5,304           5,304
                                                                                                         ---------
 Comprehensive Income                                                                                       23,599

 Dividend paid to Penn Mutual                                                (7,000)                        (7,000)

 Return of capital to Penn Mutual                             (10,000)                                     (10,000)
                                               -------      ---------      --------      ---------       ---------
BALANCE AT DECEMBER 31, 1998                     2,000         93,369        63,561         13,526         172,456

 Net income for 1999                                 -              -        13,793              -          13,793

 Other comprehensive loss, net of tax:
   Unrealized depreciation of securities,
   net of reclassification adjustment                -              -             -        (25,110)        (25,110)

 Comprehensive Loss                                                                                        (11,317)

 Dividend paid to Penn Mutual                        -              -       (10,000)             -         (10,000)

 Change of par value of common stock               500           (500)            -              -               -
                                               -------      ---------      --------      ---------       ---------
BALANCE AT DECEMBER 31, 1999                     2,500         92,869        67,354        (11,584)        151,139

 Net income for 2000                                 -              -        12,402              -          12,402

 Other comprehensive income, net of tax:
   Unrealized appreciation of securities,
   net of reclassification adjustment                -              -             -         10,125          10,125

 Comprehensive Income                                                                                       22,527

 Dividend paid to Penn Mutual                        -              -       (14,500)             -         (14,500)
                                               -------      ---------      --------      ---------       ---------
BALANCE AT DECEMBER 31, 2000                   $ 2,500      $  92,869      $ 65,256      $  (1,459)      $ 159,166
                                               =======      =========      ========      =========       =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2000           1999           1998
--------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
          CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                  $  12,402      $  13,793      $  18,295
Adjustments to reconcile net income to net cash provided by operations
  Capitalization of policy acquisition costs                                   (1,040)        (2,684)        (6,496)
  Amortization of deferred acquisition costs                                   15,132         12,681          9,923
  Policy fees on universal life and investment contracts                      (22,598)       (21,961)       (26,722)
  Interest credited on universal life and investment contracts                 39,956         37,877         38,520
  Net realized capital (gains)/losses                                           6,208          1,796         (1,729)
  (Increase)/decrease in investment income due and accrued                     (3,932)          (152)          (711)
  Increase in reserves for future policy benefits                               6,914          4,643         12,315
  Increase/(decrease) in accrued income tax payable                            (2,270)         1,720            725
  Other, net                                                                   (6,118)         4,847          2,822
                                                                            ---------      ---------      ---------

      NET CASH PROVIDED BY OPERATING ACTIVITIES                                44,654         52,560         46,942
                                                                            ---------      ---------      ---------
      CASH FLOWS FROM INVESTING ACTIVITIES

SALES OF INVESTMENTS:
  Debt securities available for sale                                          277,128        156,100       295,710
  Real estate investments                                                           -              -         3,450
  Equity securities                                                                 -            245         1,286
  Other invested assets                                                         1,580              -             -

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                           74,792         60,445        74,315
  Mortgage loans                                                                    -          2,353           150

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                         (356,554)      (222,066)   (  387,885)
  Equity securities                                                                 -           (179)         (644)
  Real estate                                                                       -              -           (12)
  Other invested assets                                                        (4,612)        (8,410)            -

(Increase)/decrease in short-term investments                                      (9)          (431)        1,793
Increase in policy loans, net                                                 (17,062)       (16,738)      (16,725)
                                                                            ---------      ---------      ---------

      NET CASH USED BY INVESTING ACTIVITIES                                   (24,737)       (28,681)       (28,562)
                                                                            ---------      ---------      ---------

                                  - continued -
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                      STATEMENTS OF CASH FLOWS - CONTINUED
--------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                            2000           1999           1998
--------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

          CASH FLOWS FROM FINANCING ACTIVITIES


Deposits for universal life and investment contracts                        $  52,243      $  79,900      $ 116,022
Withdrawals from universal life and investment contracts                      (97,653)       (78,463)       (72,187)
Transfers (to)/from separate accounts                                          38,265        (16,337)       (42,499)
Return of capital/dividend to Penn Mutual                                     (14,500)       (10,000)       (17,000)
                                                                            ---------      ---------      ---------

        NET CASH PROVIDED BY FINANCING ACTIVITIES                             (21,645)       (24,900)       (15,664)
                                                                            ---------      ---------      ---------

        NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                   (1,728)        (1,021)         2,716

CASH AND CASH EQUIVALENTS

        Beginning of the year                                                   3,205          4,226          1,510
                                                                            ---------      ---------      ---------
        END OF THE YEAR                                                     $   1,477      $   3,205      $   4,226
                                                                            =========      =========      =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Insurance and Annuity Company (the "Company") was founded in 1980 and commenced business in 1981 as a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"). The Company currently concentrates primarily in the sale of individual annuity products, both fixed and variable. The Company sells its products through Penn Mutual's distribution systems, which consist of a network of career agents, independent agents and independent marketing organizations. Additionally, it has a significant amount of universal life insurance business in force, although the Company no longer sells these products. The Company is licensed to do business in forty-eight states and the District of Columbia.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and notes to the financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities were obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date, at date of purchase, of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to universal life insurance policies and annuity products, without mortality risk, that include significant surrender charges, are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is still recoverable from future estimated gross profits. Certain costs and expenses reported in the income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable annuity and pension contractholders. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
RIDERS ON UNIVERSAL LIFE POLICIES AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for riders on universal life insurance policies and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for these riders are unearned cost of insurance charges using statutory assumptions for investment yields and mortality. Interest rate assumptions used in the calculation of the liabilities for universal life riders ranged from 3.5% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


Liabilities for the life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 5.09% to 13.25%. Premiums are recognized in income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 3.0% to 7.85%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its parent, Penn Mutual. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $100 with over one-half of its life insurance in force ceded to Penn Mutual.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $3,170 and $1,376 as of December 31, 2000 and 1999, respectively.

                                                                DECEMBER 31, 2000
                                                 ----------------------------------------------
                                                                GROSS       GROSS
                                                 AMORTIZED    UNREALIZED  UNREALIZED     FAIR
                                                   COST         GAINS       LOSSES       VALUE
                                                 ----------------------------------------------
U.S. Treasury securities and U.S.
  Government and agency securities               $  70,550     $ 1,343    $  2,870    $  69,023
Foreign governments                                  4,919         187           -        5,106
Corporate securities                               309,262       5,655      14,078      300,839
Mortgage and other asset-backed securities         279,663       8,517         939      287,241
                                                 ---------    --------    --------    ---------
  TOTAL                                          $ 664,394    $ 15,702    $ 17,887    $ 662,209
                                                 =========    ========    ========    =========


                                                                DECEMBER 31, 1999
                                                 ----------------------------------------------
                                                                GROSS       GROSS
                                                 AMORTIZED    UNREALIZED  UNREALIZED     FAIR
                                                   COST         GAINS       LOSSES       VALUE
                                                 ----------------------------------------------
U.S. Treasury securities and U.S.
  Government and agency securities               $   3,539    $      4    $     65    $   3,478
Foreign governments                                  4,872         197           -        5,069
Corporate securities                               366,841       3,405      19,438      350,808
Mortgage and other asset-backed securities         290,143         448       8,043      282,548
                                                 ---------    --------    --------    ---------
  TOTAL                                          $ 665,395    $  4,054    $ 27,546    $ 641,903
                                                 =========    ========    ========    =========


--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2000 by contractual maturity.

                                                        AMORTIZED        FAIR
      Years to maturity:                                  COST           VALUE
                                                        --------      ----------
      One or less                                       $  8,514      $   7,576
      After one through five                             120,162        117,415
      After five through ten                             110,206        111,699
      After ten                                          145,849        138,278
      Mortgage and other asset-backed securities         279,663        287,241
                                                       ---------      ---------
        TOTAL                                          $ 664,394      $ 662,209
                                                       =========      =========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 6.8 years.

At December 31, 2000, the Company held $287,241 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $161,244 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $125,997. These securities follow a structured principal repayment schedule and are of high credit quality. As of December 31, 2000 and 1999, the Company's investments included $27,876 and $31,125, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 18% and 21% of stockholder's equity as of December 31, 2000 and 1999, respectively. Securities totaling $215,348 are rated AAA and include $1,062 of interest only tranches.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the finance industry of $89,926, representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $277,128, $155,497 and $295,710. Gross gains and gross losses realized on those sales were $799 and $8,255, respectively, during 2000, $1,162 and $2,992 respectively, during 1999, and $7,459 and $4,775, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $15,003 and $31,449, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from the sales of equity securities amounted to $0, $246 and $1,286, respectively. The gross gains on those sales were $0, $0 and $206 for 2000, 1999 and 1998, respectively.

OTHER
Investments on deposit with regulatory authorities as required by law were $3,568 and $ 3,618 at December 31, 2000 and 1999, respectively.


3.  INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                              2000         1999         1998
                                                            --------     --------     --------
             Debt securities                                $ 48,184     $ 47,795     $ 47,385
             Equity securities                                     -            2            6
             Mortgage loans                                        -          132          277
             Real estate                                           -            -          273
             Policy loans                                     23,130       19,830       18,622
             Short-term investments                            1,140          399          578
             Other invested assets                               652          395            -
                                                            --------     --------     --------
             Gross investment income                          73,106       68,553       67,141
               Less: Investment expense                          945          900        1,304
                                                            --------     --------     --------
             Investment income, net                         $ 72,161     $ 67,653     $ 65,837
                                                            ========     ========     ========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include changes in valuation allowances of $0, $200 and $135 during 2000, 1999 and 1998, respectively.

                                                              2000         1999         1998
                                                            --------     --------     --------
             Debt securities                                $ (7,456)    $ (2,745)    $  2,223
             Equity securities                                     -            -          206
             Mortgage loans                                        -          200         (100)
             Real estate                                           -            -          569
             Amortization of deferred acquisition costs        1,248          749       (1,169)
                                                            --------     --------     --------
             Net realized capital gains/(losses)            $ (6,208)    $ (1,796)    $  1,729
                                                            ========     ========     ========

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                              2000         1999         1998
                                                            --------     --------     --------
             Unrealized gains/(losses):

               Debt securities                              $ 21,307     $(52,515)    $  9,536
               Equity securities                                   -            -         (200)
               Other invested assets                            (658)        (605)           -
                                                            --------     --------     --------
                                                              20,649      (53,120)       9,336
                                                            --------     --------     --------
             Less:
               Deferred policy acquisition costs               5,071      (14,488)       1,175
               Deferred income taxes                           5,453      (13,522)       2,857
                                                            --------     --------     --------
             Net change in unrealized gains/(losses)        $ 10,125     $(25,110)    $  5,304
                                                            ========     ========     ========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

         RECLASSIFICATION ADJUSTMENTS                         2000         1999         1998
                                                            --------     --------     --------

         Unrealized holding gains/(losses) arising
           during period                                       6,525     $(23,223)       6,481
         Reclassification adjustment for gains included
           in net income                                      (3,600)       1,887        1,177
                                                            --------     --------     --------
         Unrealized gains/(losses) on investments, net
           of reclassification adjustment                   $ 10,125     $(25,110)    $  5,304
                                                            ========     ========     ========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefit) of $(1,917), $1,016, and $1,434, respectively, and $(1,885), $1,166 and $1,487, respectively, relating to the effects of such amounts on deferred acquisition costs.

4.  FAIR VALUE INFORMATION:
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                2000                          1999
                                                     ------------------------     --------------------------
                                                       CARRYING        FAIR         CARRYING          FAIR
                                                        VALUE         VALUE           VALUE           VALUE
                                                     ------------------------     --------------------------
  FINANCIAL ASSETS:
     Debt securities, available for sale             $  662,209    $  662,209     $  641,903      $  641,903
     Policy loans                                       304,411       304,411        287,349         287,349
     Cash and cash equivalents                            1,477         1,477          3,205           3,205
     Short-term investments                               1,388         1,388          1,379           1,379
     Separate account assets                            375,485       375,485        429,655         429,655

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                2000                          1999
                                                    --------------------------    ---------------------------
                                                       CARRYING        FAIR         CARRYING          FAIR
                                                        VALUE         VALUE           VALUE           VALUE
                                                    --------------------------    ---------------------------
FINANCIAL LIABILITIES:
   Investment-type contracts
     Individual annuities                            $   62,864    $   66,462     $   60,363       $  61,865
     Other policyholder funds                             3,036         3,036          3,198           3,198
                                                     ----------    ----------     ----------       ---------
   Total policyholder funds                              65,900        69,498         63,561          65,063
   Separate account liabilities                         375,485       375,485        429,655         429,655


The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, and short-term investments approximate their fair values.

The fair values of the Company's liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $40,744 and $2,800 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5.  INCOME TAXES:
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:
                                                             2000         1999
                                                          ---------    ---------
  DEFERRED TAX ASSETS:
     Future policy benefits                               $   6,531    $  9,193
     Allowances for investment losses                         1,110         482
     Unrealized investment losses                               822       6,275
     Other                                                      593       1,041
                                                          ---------    --------
            Total deferred tax asset                          9,056      16,991
                                                          ---------    --------

  DEFERRED TAX LIABILITIES:
     Deferred acquisition costs                              22,189      25,882
     Other                                                    2,137       1,490
                                                          ---------    --------
            Total deferred tax liability                     24,326      27,372
                                                          ---------    --------
  Net deferred tax liability                                 15,270      10,381
   Tax currently payable                                      3,171       4,875
                                                          ---------    --------
  ACCRUED INCOME TAX PAYABLE                              $  18,441    $ 15,256
                                                          =========    ========

The federal income taxes attributable to net income are different from the amounts determined by multiplying net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the tax provision is summarized as follows:

                                                            2000        1999         1998
                                                          --------    --------    ---------
   Tax expense at 35%                                     $  6,191       7,450       10,121
   Increase/(decrease) in income taxes resulting from:

      Differential earnings amount                               -           -          785
      Dividends received deduction                          (1,019)       (210)        (210)
      Other                                                    116         254          (74)
                                                          --------    --------    ---------
    Federal income tax expense                            $  5,288    $  7,494    $  10,622
                                                          ========    ========    =========

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

As a wholly-owned subsidiary of a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined Penn Mutual's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for any potential assessments.

6.  REINSURANCE:
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                ASSUMED             CEDED TO
                                             GROSS             FROM OTHER            OTHER                NET
                                             AMOUNT            COMPANIES           COMPANIES             AMOUNT
                                          -----------         -----------         -----------         -----------
       DECEMBER 31, 2000:
         Life Insurance in Force          $ 2,930,513         $ 2,432,921         $ 2,688,813         $ 2,674,621
         Premiums                              11,706                   -                   -              11,706
         Benefits                              60,367               7,123               7,630              59,860
         Reserves                             669,018             227,841               3,319             893,540

       DECEMBER 31, 1999:
         Life Insurance in Force          $ 3,073,326         $ 2,603,241         $ 2,787,282         $ 2,889,285
         Premiums                               8,401                   -                   -               8,401
         Benefits                              58,770               6,890               8,883              56,777
         Reserves                             650,236             229,864               3,289             876,811


During 1998, the Company had gross premiums of $16,284 and gross benefits of $56,200, assumed benefits of $5,728 and ceded benefits of $6,341.

The Company assumes and cedes certain risks under reinsurance agreements with Penn Mutual. Net life insurance in-force assumed from Penn Mutual totaled $273,590 and $347,777 as of December 31, 2000 and 1999, respectively. The Company maintained reserves related to these policies of $226,827 and $228,903 as of December 31, 2000 and 1999, respectively. Net premium and annuity considerations assumed in connection with these agreements were $6,851, $5,107 and $6,470 in 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company's intercompany Yearly Renewable Term (YRT) reinsurance treaty with its parent, Penn Mutual, which covers certain universal life insurance products, provides for an experience refund to be paid to the Company by Penn Mutual in the amount of 75% of any reinsurance gain that is generated on the products covered by the reinsurance agreement. As a result, $3,726, $2,562 and $5,033 was received by the Company from Penn Mutual as an experience rating refund in 2000, 1999 and 1998, respectively. Effective January 1, 2001, the Company rescinded this treaty. Management expects the future financial impact of this action will be insignificant to the operating results of the Company.


7.  RELATED PARTY TRANSACTIONS:
The Company's parent has undertaken to provide sufficient financial support so that the Company will have adequate capital and surplus as required by applicable laws to meet its obligation to its policyholders under the terms of the Company's policies and contracts.

Under the terms of an expense allocation agreement, the Company reimbursed Penn Mutual for services and facilities provided on behalf of the Company, including direct and allocated expenses. For 2000, 1999 and 1998, the total expenses incurred under this agreement were $7,394, $6,766 and $7,606, respectively.

State insurance laws limit the amount of dividends that the Company may pay to Penn Mutual.


8.  COMMITMENTS AND CONTINGENCIES:
The Company and its parent are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance industry continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $11,121 relating to these investment activities. The fair value of these commitments approximates the face amount.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                    (IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


9.  STATUTORY INFORMATION:
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments under statutory accounting principles generally lags recognition under GAAP.

The Company's statutory capital and surplus at December 31, 2000 and 1999 was $113,510 and $108,918, respectively. The Company's net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998 was $22,096, $18,354 and $19,382, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

10. STOCKHOLDER'S EQUITY:
During 1999, the Company increased the par value of its common stock from $2 per share to $2.50 per share in order to meet certain states minimum capital requirements. Accordingly, $500 was transferred from additional paid-in capital to common stock.

REPORT OF INDEPENDENT AUDITORS


The Board of Directors
The Penn Insurance and Annuity Company
Wilmington, Delaware

We have audited the accompanying balance sheets of The Penn Insurance and Annuity Company (a wholly-owned subsidiary of The Penn Mutual Life Insurance Company) as of December 31, 2000 and 1999, and the related income statements, statements of changes in stockholder's equity and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Penn Insurance and Annuity Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 29, 2001